Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Money Market Fund, Inc), Class A)	0 Months Ended
Oct. 28, 2011
(Oppenheimer Money Market Fund, Inc) | Class A
Bar Chart Table:
Annual Return 2001	3.73%
Annual Return 2002	1.35%
Annual Return 2003	0.52%
Annual Return 2004	0.75%
Annual Return 2005	2.71%
Annual Return 2006	4.56%
Annual Return 2007	4.88%
Annual Return 2008	2.70%
Annual Return 2009	0.23%
Annual Return 2010	0.01%